Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		17 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (26,742)	$ (16,965)	$ (44,012)
Changes in operating assets and liabilities:
Prepaid expenses	350
Accounts payable	1,798		1,798
Net Cash Used in Operating Activities	(24,594)	(16,965)	(42,214)
INVESTING ACTIVITIES
FINANCING ACTIVITIES
Proceeds from private placements		42,900	42,900
Net Cash Provided by Financing Activities		42,900	42,900
NET INCREASE (DECREASE) IN CASH	(24,594)	25,935	686
CASH AT BEGINNING OF PERIOD	25,280
CASH AT END OF PERIOD	686	25,935	686
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION CASH PAID FOR:
Interest
Income taxes